Fees Summary	Sep. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,301,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,372.83
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Rule 457(r)
Net Fee	$ 1,372.83
Narrative - Max Aggregate Offering Price	$ 9,301,000.00
Final Prospectus	true